COMMITMENTS, CONTINGENCIES, AND GUARANTEES - Schedule of Significant Liabilities Recorded for Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
RIC Consumer | Chrysler | Revenue-sharing and gain/(loss), net-sharing payments
Long-term Purchase Commitment [Line Items]
Commitments	$ 115	$ 6,000